Property, Plant and Equipment, Net	6 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following as of December 31, 2022 and June 30, 2022:

	December 31, 2022	June 30, 2022
Building and improvements	$5,150,077	$4,416,120
Office and electronic equipment	412,837	85,732
Motor vehicles	349,849	323,490
Machinery	183,048	-
Total property, plant and equipment, at cost	6,095,812	4,825,342
Less: accumulated depreciation	(838,998)	(230,238)
Property, plant and equipment, net	$5,256,814	$4,595,104

As of December 31, 2022 and June 30, 2022, there were not any pledged property, plant or equipment. The Company recorded depreciation expenses of $613,247 and $34,814 for the six months ended December 31, 2022 and 2021, respectively. For the six months ended December 31, 2022 and 2021, the Company recorded no impairment losses for property, plant and equipment.

For the six months ended December 31, 2022 and 2021, the Company purchased property, plant and equipment of $885,343 and $22,680 in cash, respectively. For the six months ended December 31, 2022, the Company acquired property, plant and equipment of $126,449 (cost of $551,389 and accumulated depreciation of $424,940) from business combinations. For the six months ended December 31, 2022, the Company disposed no property, plant and equipment.